Subsequent Events	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Subsequent Events
Note 34 – Subsequent Event
s
Issue of Senior Notes
In January 2020, ITAÚ UNIBANCO HOLDING priced the issue of senior notes with maturity in January 2023 in the amount of US$ 1 billion at the fixed rate of 2.90% and senior notes with maturity in January 2025 in the amount of US$ 500 million at the fixed rate of 3.25%.
The Issue is neither subject to registration rules with the Securities Exchange Commission (SEC), in the United States, nor to registration with the Brazilian Securities Commission (CVM), in Brazil, in compliance with applicable law and regulations.
The Notes were offered only to qualified institutional investors and to non-American
investors outside the territory of the United States of America.
ITAÚ UNIBANCO HOLDING will use the funds raised by the Notes for general corporate purposes.
Issue of Perpetual Subordinate Notes
In February 2020, ITAÚ UNIBANCO HOLDING priced the issue of perpetual subordinate notes/AT1 in the amount of US$ 700 million at the fixed rate of 4.625%, effective until the 5th anniversary of the issue date. As from this date, inclusive, the interest rate will be recalculated every 5 years based on the interest rate of securities issued by the Treasury of the United States of America.
ITAÚ UNIBANCO HOLDING will be able to repurchase the notes on the 5th anniversary of the issue date or on any other subsequent date of payment of interest, being subject to the approval of Brazilian entities, including BACEN. The notes approved by BACEN in April 2020 make up the Supplementary Capital of Referential Equity of ITAÚ UNIBANCO HOLDING.
The Issue is neither subject to registration rules with the Securities Exchange Commission (SEC), in the United States, nor to registration with the Brazilian Securities Commission (CVM), in Brazil, in compliance with applicable law and regulations. The notes were offered only to qualified institutional investors and to non-American investors outside the territory of the United States of America.
Acquisition of Zup I.T. Serviços em Tecnologia e Inovação Ltda.
On October 31, 2019, ITAÚ UNIBANCO HOLDING entered into a purchase and sale agreement of 100% of the capital of Zup I.T. Serviços em Tecnologia e Inovação Ltda. (ZUP). The purchase will be carried out in three phases over four years. In the first phase, ITAÚ UNIBANCO HOLDING acquired

52.96% of ZUP’s total voting capital for approximately R$ 293 million, then holding the company’s control. In the third year, after the operation is closed, ITAÚ UNIBANCO HOLDING will acquire an additional 19.6% interest; in the fourth year, the remaining interest, so as to achieve 100% of ZUP’s capital.
Effective acquisitions and financial settlements occurred on March 31, 2020, after obtaining the regulatory authorizations required.

“Coronavirus” COVID 19 relief efforts
On April 06, 2020, ITAÚ UNIBANCO HOLDING held a conference call with its stockholders and the market in general to give an update on the measures implemented by the bank in the management of its operations and to support its employees, clients and society in view of the new COVID-19 pandemic.
ITAÚ UNIBANCO HOLDING is monitoring the economic effects of this pandemic in Brazil and the other countries where it operates, which may adversely affect its results. At the beginning of the COVID-19 outbreak, the Institutional Crisis Management Committee was set up, which monitors, on a daily basis, the effects of the spread of the pandemic and its impacts on our operations, in addition to the government actions to mitigate the effects of this pandemic.
The Brazilian Government, by means of the National Monetary Council and the Central Bank of Brazil, has been adopting measures to mitigate the impacts caused by COVID-19, particularly on loan transactions, funding operations, reduction of reserve requirements and capital-related issues.
ITAÚ UNIBANCO HOLDING maintains its operational activities and continues to monitor and assess the impacts of this pandemic on its results, as well as its effects on critical estimates and judgments including allowance for loan losses and impairments, considering that this event does not impact its financial results for the year ended December 31, 2019 and its financial position as of December 31, 2019.
A R$1 billion donation
for the novel Coronavirus relief efforts in Braz
il
In April 2020, ITAÚ UNIBANCO HOLDING set up the “Todos pela Saúde” initiative to be funded by the donation of R$1 billion for the purpose of fighting against its effects on Brazilian society. “Todos pela Saúde” will operate by way of four action approaches: Informing, Protecting, Caring and Resuming.
ITAÚ UNIBANCO HOLDING has added the “Todos pela Saúde” initiative to other initiatives such as the donation of around R$ 250 million that has been allocated to different projects for improving Brazil’s hospital infrastructure, in addition to the production and purchase of test kits, protection masks, health equipment, hygiene kits, and food.